OPTIONS (Tables)	12 Months Ended
Jun. 30, 2018
OPTIONS
Summary of options over ordinary shares outstanding

	2018	Weighted ave. exercise price	2017	Weighted ave. exercise price

Unlisted employee options (refer below)	34,736,111	$0.017	54,736,111	$0.016
Unlisted options attached to convertible notes	20,366,667	$0.015	20,366,667	$0.015

	55,102,778	$0.016	75,102,778	$0.016

Schedule of number of options granted under the plans

	2018	Weighted ave. exercise price	2017	Weighted ave. exercise price

Unlisted employee options
Balance at the beginning of the financial year	54,736,111	$0.016	33,486,111	$0.022
Add: options granted during the year	—	—	22,750,000	$0.010
Less: options exercised during the year	—	—	—	—
Less: options forfeited during the year	(20,000,000)	$0.014	(1,500,000)	$0.049

Balance at the end of the financial year	34,736,111	$0.017	54,736,111	$0.016

ASX code
OPTIONS
Schedule of number of options granted under the plans

Option description	2018	Weighted ave. exercise price	2017	Weighted ave. exercise price

Unlisted employee options
GTGAD (expiring September 14, 2020)	—	—	250,000	$0.058
GTGAD (expiring November 24, 2020)	19,236,111	$0.020	24,236,111	$0.020
GTGAD (expiring March 31, 2021)	5,000,000	$0.020	7,500,000	$0.020
GTGAD (expiring February 16, 2022)	10,500,000	$0.010	22,750,000	$0.010

	34,736,111	$0.017	54,736,111	$0.016

Unlisted options attached to convertible notes
GTGAC (expiring December 2, 2018)	20,366,667	$0.015	20,366,667	$0.015

Balance at the end of the financial year	55,102,778	$0.016	75,102,778	$0.016

Exercisable at the end of the financial year	48,102,778	$0.017	36,234,722	$0.017